FAIR VALUE MEASUREMENTS	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 8 — FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and nonfinancial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at March 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2021
Assets:
Marketable securities held in Trust Account	1	$230,016,101

Liabilities:
Warrant Liability - Public Warrants	3	45,425,000
Warrant Liability - Private Placement Warrants	3	25,200,000

The Private Placement Warrants were valued using a Modified Black-Scholes Model, which is considered to be a Level 3 fair value measurement. The Modified BlackScholes Model uses a Black-Scholes Option Pricing Model that is modified for the probability of consummation of the Business Combination.

The Public Warrants were valued using publicly available trading price, which is considered to be a Level 1 fair value measurement.

The key inputs into valuing our warrant liabilities is as follows:

	Level	March 31, 2021
Strike Price		$11.50
Risk Free Rate	(a)	1.00%
Expected Volatility	(b)	28.0%
Terms (Years)	(c)	5.36
Probability of Acquisition	(d)	95.0%
(a) Based on the linearly interpolated treasury rate
(b) Blended volatility based upon weighted average of time pre announcement and post announcement
(c) As of the measurement date until assumed expiration
(d) Based upon success of SPACs in completing business combination

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair Value as of December 31, 2020	$6,900,000	$12,880,000.00	$19,780,000

Change in valuation inputs or other assumptions	18,300,000	32,545,000	50,845,000

Fair Value as of March 31, 2021	$25,200,000	$45,425,000	$70,625,000

The public warrants were transferred from Level 3 to Level 1 in the fair value hierarchy.

NOTE 10 — FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re- measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re- measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value (see Note 2):

		December 31,
Description	Level	2020
Assets:
Marketable securities held in Trust Account .	1	$229,967,028
Liabilities:
Warrant Liability – Public Warrants	3	12,880,000
Warrant Liability – Private Placement Warrants	3	6,900,000

The Private Placement Warrants were valued using a Modified Black-Scholes Model, which is considered to be a Level 3 fair value measurement. The Modified Black-Scholes Model uses a Black-Scholes Option Pricing Model that is modified for the probability of consummation of the Business Combination.

The Public Warrants were valued using a Monte Carlo simulation model, which is considered to be a Level 3 fair value measurement. The Monte Carlo simulation model uses similar inputs to the Black- Scholes, but considers the redemption features applicable to the contractual redemption terms of the public warrant agreements.

The key inputs into valuing our warrant liabilities is as follows:

		December 4, 2020	December 31, 2020
		(Initial Measurement)
Strike Price		$11.50	$11.50
Risk Free Rate	(a)	0.5%	0.5%
Expected Volatility	(b)	19.0%	19.0%
Term (Years)	(c)	5.75%	5.57%
Probability of Acquisition	(d)	80%	85%
(a)	Based on the linearly interpolated treasury rate
(b)	Blended volatility based upon weighted average of time pre announcement and post announcement
(c)	As of the measurement date until assumed expiration
(d)	Based upon success of SPACs in completing business combination

The following table presents the changes in the fair value of warrant liabilities:

	Private		Warrant
	Placement	Public	Liabilities

Fair value as of September 23, 2020	$—	$—	$—
Initial measurement on December 4, 2020	6,000,000	12,190,000	18,190,000
Change in valuation inputs or other assumptions	900,000	690,000	1,590,000
Fair value as of December 31, 2020	$6,900,000	$12,880,000	$19,780,000

There were no transfers in or out of Level 3 from other levels in the fair value hierarchy.